Hartford Multi-Asset Income Fund Expense Example, No Redemption - Hartford Multi-Asset Income Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 186
Expense Example, No Redemption, 3 Years	576
Expense Example, No Redemption, 5 Years	990
Expense Example, No Redemption, 10 Years	$ 2,148